INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES
3.	INVESTMENT SECURITIES

Investment securities solely represent investments in marketable equity securities. The components of (losses) gains on marketable equity securities were as follows:

Year Ended
December 31, 2018
Net losses recognized on marketable equity securities	$(111)
Less: Net losses recognized on marketable equity securities sold during the year	1,345

Unrealized gains recognized on marketable equity securities still held at the reporting date	$1,234